EQUITY (Details 1 - Narrative) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	May. 09, 2016 $ / shares	Mar. 21, 2016 $ / shares	Jul. 12, 2014 USD ($) shares	Jul. 12, 2014 USD ($) shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Mar. 29, 2012 USD ($) shares
Common Stock [Abstract]
Dividends declared, usd per share | $ / shares					$ 0.34	$ 0.10
Debt Instrument, Convertible, Number of Equity Instruments | shares			4,132,231	4,132,231
Treasury Stock [Abstract]
Repurchases of common shares					$ 435
Share-based Compensation [Abstract]
Number of shares authorized | shares									6,181,929
Number of shares available for grant | shares							296,540
Share-based compensation					2,381	$ 1,680
Subsequent Event
Common Stock [Abstract]
Dividends declared, usd per share | $ / shares	$ 0.25	$ 0.34
Quarterly | Subsequent Event
Common Stock [Abstract]
Dividends declared, usd per share | $ / shares	0.10	0.10
Special | Subsequent Event
Common Stock [Abstract]
Dividends declared, usd per share | $ / shares	$ 0.15	$ 0.24
Convertible Debt
Common Stock [Abstract]
Debt Instrument, face amount			$ 25,000	$ 25,000				$ 25,000
Treasury Stock
Treasury Stock [Abstract]
Remaining authorized repurchase amount					$ 3,800		$ 4,200		$ 10,000
Treasury Stock
Treasury Stock [Abstract]
Repurchases of common stock, shares | shares					75,296	0	168,008	0
Repurchases of common shares					$ 435		$ 1,151
Treasury stock acquired, average cost per share | $ / shares					$ 5.75		$ 6.85
Treasury stock, shares retired | shares							298,452
Treasury stock retired							$ 2,065
Stock Options and Restricted Stock Units
Share-based Compensation [Abstract]
Share-based compensation							5,348	$ 2,600
Compensation not yet recognized, stock options and RSUs					$ 14,800		$ 10,000
Stock Options
Share-based Compensation [Abstract]
Weighted average vesting period					3 months 12 days		4 months 22 days
Restricted Stock Units (RSUs)
Share-based Compensation [Abstract]
Weighted average vesting period					2 years 9 months 15 days		2 years 8 months 15 days